Income Taxes (Components Of Company's Deferred Tax Assets And Liabilities) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 777	$ 484
Postemployment benefits, including pensions	414	371
Reorganization costs	51	78
Inventory	46	31
Other temporary differences	94	58
Tax credits	126	113
Total deferred tax assets	1,508	1,135
Valuation allowances for deferred tax assets	(1,223)	(824)
Net deferred tax assets	285	311
Investment in U.S. subsidiaries	(307)	(366)
Intangible assets	(199)	(240)
Fixed assets	(30)	(61)
Total deferred tax liabilities	(536)	(667)
Total deferred tax assets and liabilities	$ (251)	$ (356)